Issuance of Common Stock, Warrants and Convertible Preferred Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Issuance of Common Stock, Warrants and Convertible Preferred Stock

11.	Issuance of Common Stock, Warrants and Convertible Preferred Stock

Reverse Stock Splits

All shares related and per share information in these financial statements has been adjusted to give effect to the 1-for-20 reverse stock split of the Company’s common stock effected on October 18, 2016 and the 1-for-3 reverse stock split of the Company’s common stock effected on June 15, 2017.

Issuance of Common Stock

In the year ended December 31, 2016, the Company issued 21,167 shares of common stock to employees for stock-based compensation of $153,996. Additionally, the Company had $220,691 of stock-based compensation expense related to stock options granted to employees and vested during the year ended December 31, 2016.

In the year ended December 31, 2016, the Company issued 38,395 shares of common stock to eight third-party consultants in exchange for services rendered and trade debt totaling $284,277.

In December, 2016, the Company issued 266,667 shares of its common stock for $1,040,000, including 266,667 warrants for common stock.

In December, 2016, the Company issued 188,261 shares of its common stock for warrant exercises totaling $734,216.

In December 2016, the Company issued 295,513 shares of its common stock upon conversion of 8% convertible promissory notes with an aggregate principal amount converted of $1,152,499.

In December 2016, the Company issued 177,000 shares of its common stock upon conversion of 672 shares of preferred stock.

In July 2016, the Company issued 4,268 shares of its common stock in consideration of $17,759 in accrued and unpaid dividends due at June 30, 2016 for its outstanding Series A Preferred.

From June 4, 2016 to June 22, 2016, the Company issued 666,667 shares of its common stock for $2,000,000, including 666,667 warrants for common stock, net of issuance costs of $23,762.

From April 20, 2016 to June 3, 2016, the Company issued 114,625 shares of its common stock upon conversion of a 14% convertible promissory note. The aggregate principal amount of this note that was converted was $196,503.

In December 2015, the Company entered into management consulting agreements under which it agreed to issue 834 shares of common stock to third-party consultants in exchange for services rendered of $10,500. These shares were issued effective February 18, 2016.

In November 2015, the Company entered into management consulting agreements under which it agreed to issue 1,500 shares of common stock to third-party consultants in exchange for services rendered of $17,100. These shares were issued in February 2016.

In October 2015, the Company entered into a consulting agreement under which it agreed to issue 1,667 shares of common stock to a consultant for services of $45,000. These shares have not been issued.

In August 2015, the Company issued 750 shares of common stock to employees valued at $42,750.

In August 2015, the Company issued 2,250 shares of common stock to two third-party consultants in exchange for services rendered of $128,250.

In July 2015, the Company issued 3,750 shares of common stock to two third-party consultants in exchange for services rendered of $479,250.

In April 2015, the Company issued 625 shares of common stock to a third-party consultant in exchange for services rendered of $65,625.

All shares were fully vested upon issuance.

Issuance of Convertible Preferred Stock

The Company has authorized the issuance of 3,000 shares of Series A convertible preferred stock as of December 31, 2016.

From April 4, 2016 to June 17, 2016, the Company sold 972 shares of its series A convertible preferred stock (“Series A Preferred”) for an aggregate purchase price of $972,000, of which (i) 499 Units were purchased for $499,000 in cash (ii) 423 Units were purchased by certain of our officers in consideration of $423,000 accrued and unpaid salary and (iii) 50 Units were purchased in consideration of cancellation of $50,000 of outstanding indebtedness net of issuance costs of $69,528.

Each share of Series A Convertible Preferred has a stated value of $1,000, which is convertible into shares of the Company’s common stock (the “Common Stock”) at a fixed conversion price equal to $4.50 per share. The Series A Convertible Preferred accrue dividends at a rate of 8% per annum, cumulative. Dividends are payable quarterly in arrears at the Company’s option either in cash or “in kind” in shares of Common Stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $500,000, to the extent permitted under applicable law out of funds legally available therefore. For ‘in-kind” dividends, holders will receive that number of shares of Common Stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) 90% of the average of the per share market values during the twenty (20) trading days immediately preceding a dividend date.

In the event of any voluntary or involuntary liquidation, dissolution or winding up, or sale of the Company, each holder of Series A Preferred shall be entitled to receive its pro rata portion of an aggregate payment equal to: (i) $1,000 multiplied by (ii) the total number of shares of Series A Preferred Stock issued under the Series A Certificate of Designation multiplied by (iii) 2.5.

For all matters submitted to a vote of the Company’s stockholders, the holders of the Series A Preferred as a class shall have an aggregate number of votes equal to the product of (x) the number of shares of Common Stock (rounded to the nearest whole number) into which the total shares of Series A Preferred Stock issued under the Series A Certificate of Designation on such date of determination are convertible multiplied by (y) 2.5 (the “Total Series A Votes”), with each holder of Series A Preferred entitled to vote its pro rata portion of the Total Series A Votes. Holders of Common Stock do not have cumulative voting rights. In addition, the holders of Series A Preferred shall vote separately a class to change any of the rights, preferences and privileges of the Series A Preferred.

The following table provides various information about the Series A convertible preferred stock.

		Shares			Number of shares
	Shares	Issued and	Net	Conversion	of common stock	Liquidation	Liquidation
	Authorized	Outstanding	Proceeds	Price/Share	Equivalents	Preference	Value/Share
Series A convertible preferred stock	3,000	50	$38,932	$4.50	11,112	$125,000	$2,500

Beneficial conversion feature

The Company evaluated the convertible note and determined that a portion of the note should be allocated to additional paid-in capital as a beneficial conversion feature, since the conversion price on the note as of March 10, 2016 was set at a discount to the fair market value of the underlying stock. As a result, a discount of $228,550 was attributed to the beneficial conversion feature of the note, which amount was then amortized fully during the year ended December 31, 2016.

Warrants

During the year ended December 31, 2016, the Company issued detachable warrants in connection to common stock, Series A preferred stock, and convertible notes payable to purchase 1,435,639 shares of common stock. The Company has determined the warrants are classified as equity on the consolidated balance sheet as of December 31, 2016. The estimated fair value of the warrants after relative fair value allocation at issuance was $2,010,502, based on the Black-Scholes option-pricing model using the weighted-average assumptions below:

Volatility	75%
Risk-free interest rate	1.03%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$5.04

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2015	—	—	$—	$—

Granted	1,435,639		$6.18	$-
Exercised	(483,773)		3.90
Forfeited and cancelled	(105,101)		6.00	-

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$-